Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.4%
Security	Principal Amount (000's omitted)	Value
AGL CLO 17, Ltd., Series 2022-17A, Class E, 11.004%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$ 868,856
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 7.908%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,407,757
Series 2018-1A, Class E, 10.808%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,611,746
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 11.702%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,439,920
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 10.772%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,890,472
Apidos CLO XX, Series 2015-20A, Class DR, 10.492%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,083,609
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.332%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,570,514
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 7.815%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,359,410
Series 2018-49A, Class E, 10.515%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,041,220
Ares XXXIIR CLO, Ltd.:
Series 2014-32RA, Class C, 7.506%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,620,900
Series 2014-32RA, Class D, 10.456%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	845,236
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.492%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,382,972
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 7.408%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,243,830
Series 2018-1A, Class C, 7.392%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,178,595
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 7.515%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,556,315
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 11.758%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,558,639
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 8.608%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,273,844
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 7.738%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,649,140
Series 2018-5BA, Class D, 10.758%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,126,760
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.408%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	$5,401	$ 4,483,635
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 7.408%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,349,778
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 11.492%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,077,092
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.142%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,632,642
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.569%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	908,080
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 11.642%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,773,992
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 7.702%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,381,962
Series 2018-1A, Class D, 10.452%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	3,959,005
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 11.648%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,137,516
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.938%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,812,650
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.358%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,714,508
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 11.505%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,308,625
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 9.893%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,894,968
BlueMountain CLO, Ltd.:
Series 2015-3A, Class CR, 7.408%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,425,325
Series 2015-3A, Class DR, 10.208%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,480,439
Series 2016-3A, Class DR, 7.706%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,371,623
Series 2016-3A, Class ER, 10.556%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,257,767
Series 2018-1A, Class D, 7.852%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,231,705
Series 2018-1A, Class E, 10.752%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,659,150

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 10.492%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	$4,875	$ 3,925,677
Series 2016-1A, Class DR, 7.592%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,797,761
Series 2016-1A, Class ER, 10.542%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,346,464
Series 2016-2A, Class ER, 10.792%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,745,408
Series 2018-1A, Class D, 7.692%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,755,962
Series 2018-1A, Class E, 10.542%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,293,954
Series 2019-2A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,356,153
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 7.602%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,656,865
Series C17A, Class DR, 10.802%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,015,498
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 8.292%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,315,083
Series 2012-3A, Class DR2, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,282,347
Series 2014-3RA, Class C, 7.765%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	904,764
Series 2014-3RA, Class D, 10.215%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,780,103
Series 2014-4RA, Class C, 7.692%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,478,399
Series 2014-4RA, Class D, 10.442%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,921,499
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.258%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,521,404
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.408%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	912,306
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.208%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,658,048
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 7.642%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,351,578
Series 2018-55A, Class E, 10.192%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,718,358
Series 2022-112A, Class E, 10.514%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,912,868
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.43%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,464,668
Series 2015-41A, Class ER, 10.13%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,045,890
Series 2016-42A, Class DR, 7.722%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,256,505
Security	Principal Amount (000's omitted)	Value
Dryden Senior Loan Fund: (continued)
Series 2016-42A, Class ER, 10.342%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	$3,500	$ 2,989,399
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 10.989%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,790,266
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 11.808%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,874,182
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.437%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	4,053,636
Galaxy XXV CLO, Ltd.:
Series 2015-19A, Class D1R, 11.346%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,777,886
Series 2018-25A, Class D, 7.918%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,364,910
Series 2018-25A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,155,561
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.108%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,701,360
Series 2018-37A, Class E, 10.558%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,576,098
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.508%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,123,461
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 11.628%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,253,415
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 8.592%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	1,874,282
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 11.742%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,829,990
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.208%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	921,845
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 7.915%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,769,434
Series 2018-2A, Class E, 10.565%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,459,565
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.395%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,550	1,432,594
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 11.708%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,272,683

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 8.879%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	$2,000	$ 1,859,584
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 10.735%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,883,326
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 7.892%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,394,610
Series 2016-22A, Class ER, 10.852%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,727,573
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 10.408%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,789,589
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.16%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,302,251
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.439%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	469,403
Series 2022-24A, Class E, 12.059%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	941,822
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 10.642%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	2,910,105
Series 2015-1A, Class DR4, 11.175%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,845,306
Series 2018-1A, Class C, 7.295%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,829,585
Series 2018-1A, Class D, 9.945%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,831,218
Series 2018-2A, Class D, 10.43%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,872,316
Series 2021-2A, Class E, 11.142%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	921,093
Series 2022-1A, Class E, 10.989%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,023,749
Series 2022-3A, Class E, 12.619%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,208,544
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.516%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,519,131
RAD CLO 11, Ltd., Series 2021-11A, Class E, 11.042%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	687,996
RAD CLO 14, Ltd., Series 2021-14A, Class E, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	1,050	935,155
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 7.892%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,368,977
Series 2018-2A, Class D, 10.742%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,272,915
Security	Principal Amount (000's omitted)	Value
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.018%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	$2,500	$ 2,367,472
Series 2018-3A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	3,922,623
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 11.318%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,439,958
Symphony CLO, Ltd., Series 2022-37A, Class D1, 9.676%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,446,170
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 7.708%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,228,308
Series 2016-1A, Class DR, 10.708%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,073,714
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.008%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,213,163
Series 2018-9A, Class D, 11.058%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	2,522,632
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.058%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,449,645
Series 2018-10A, Class D, 10.998%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,050,620
Voya CLO, Ltd.:
Series 2014-1A, Class DR2, 10.894%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	3,250	2,720,373
Series 2015-3A, Class CR, 7.958%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,214,503
Series 2015-3A, Class DR, 11.008%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,498,373
Series 2016-3A, Class CR, 8.045%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,776,710
Series 2016-3A, Class DR, 10.875%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,543,268
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 7.708%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,871,616
Series 2015-1A, Class DR, 10.308%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,142,638
Wellfleet CLO, Ltd.:
Series 2021-3A, Class E, 11.892%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	1,050	920,234
Series 2022-1A, Class D, 8.798%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	918,746
Series 2022-1A, Class E, 12.518%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,083,473
Series 2022-2A, Class E, 12.173%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	981,270
Total Asset-Backed Securities (identified cost $334,630,246)		$ 299,188,083

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.0%(3)
IAP Global Services, LLC(4)(5)(6)	168	$ 748,489
		$ 748,489
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Class A(5)(6)	342,076	$ 3,506,279
		$ 3,506,279
Electronics/Electrical — 0.0%(3)
Skillsoft Corp.(5)(6)	1,010,393	$ 1,939,954
		$ 1,939,954
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(4)(5)(6)	792,089	$ 0
		$ 0
Investment Companies — 0.0%(3)
Aegletes B.V.(6)	138,671	$ 2,426,742
Jubilee Topco, Ltd., Class A(4)(5)(6)	2,563,805	0
		$ 2,426,742
Nonferrous Metals/Minerals — 0.0%(3)
ACNR Holdings, Inc., Class A(5)(6)	30,298	$ 3,090,396
		$ 3,090,396
Oil and Gas — 0.1%
AFG Holdings, Inc.(4)(5)(6)	281,241	$ 916,846
McDermott International, Ltd.(5)(6)	1,382,889	645,394
QuarterNorth Energy, Inc.(5)(6)	46,553	6,470,867
		$ 8,033,107
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(5)(6)	482,097	$ 920,805
Cumulus Media, Inc., Class A(5)(6)	371,654	2,490,082
iHeartMedia, Inc., Class A(5)(6)	205,018	1,588,889
		$ 4,999,776
Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, LLC(4)(5)(6)	195,511	$ 0
Phillips Pet Holding Corp.(4)(5)(6)	2,960	220,343
		$ 220,343
Security	Shares	Value
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(4)(5)(6)	390,679	$ 3,742,705
		$ 3,742,705
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(5)(6)	359,046	$ 5,206,168
		$ 5,206,168
Total Common Stocks (identified cost $71,992,464)		$ 33,913,959

Corporate Bonds — 9.1%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.0%(3)
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,501,167
8.00%, 12/15/25(1)	1,500	1,530,945
		$ 3,032,112
Air Transport — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	19,300	$ 18,942,176
5.75%, 4/20/29(1)	14,475	14,020,299
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	5,456,750
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	7,726,021
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,800,151
4.625%, 4/15/29(1)	5,050	4,614,060
		$ 55,559,457
Airlines — 0.1%
Air Canada, 3.875%, 8/15/26(1)	7,550	$ 6,993,997
		$ 6,993,997
Automotive — 0.1%
Clarios Global, L.P., 6.75%, 5/15/25(1)	2,183	$ 2,198,761
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	4,478	4,453,506
		$ 6,652,267

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,625	$ 3,504,233
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	1,059,180
			$ 4,563,413
Business Equipment and Services — 1.0%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$ 2,385,888
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		20,725	17,825,054
4.625%, 6/1/28(1)		27,575	23,819,974
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		9,125	9,040,664
5.75%, 4/15/26(1)		17,950	17,614,057
			$ 70,685,637
Chemicals — 0.2%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		1,075	$ 1,054,849
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	1,986,511
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,400,540
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		10,050	8,445,141
			$ 14,887,041
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		15,600	$ 15,186,834
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,775	8,108,262
			$ 23,295,096
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		7,038	$ 5,867,158
			$ 5,867,158
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,525	$ 2,485,573
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		6,325	5,685,543
4.375%, 10/15/28(1)		10,100	8,988,167
			$ 17,159,283
Diversified Financial Services — 0.3%
AG Issuer, LLC, 6.25%, 3/1/28(1)		11,581	$ 10,955,626
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	3,350	$ 3,460,751
NFP Corp., 7.50%, 10/1/30(1)	3,350	3,197,843
		$ 17,614,220
Diversified Telecommunication Services — 1.0%
Altice France S.A.:
5.125%, 1/15/29(1)	1,600	$ 1,256,008
5.125%, 7/15/29(1)	63,200	49,688,472
5.50%, 10/15/29(1)	6,455	5,112,074
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,586,590
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	4,000	3,186,160
		$ 65,829,304
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,182,383
		$ 9,182,383
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$ 5,816,758
		$ 5,816,758
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	12,010	$ 6,063,609
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	17,603,088
		$ 23,666,697
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	9,650	$ 5,621,125
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,412	2,151,956
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,222,632
		$ 8,995,713
Health Care — 0.7%
HCA, Inc., 5.25%, 4/15/25	1,250	$ 1,251,839
Medline Borrower, L.P., 3.875%, 4/1/29(1)	25,150	21,534,436
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	2,166,375
Tenet Healthcare Corp., 4.25%, 6/1/29	25,375	22,631,328
		$ 47,583,978
Hotels, Restaurants & Leisure — 0.5%
Carnival Corporation, 4.00%, 8/1/28(1)	37,975	$ 32,869,261
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,497,482
		$ 35,366,743

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Household Products — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,300	$ 1,181,732
		$ 1,181,732
Insurance — 0.0%(3)
Alliant Holdings Intermediate LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 642,250
NFP Corp., 4.875%, 8/15/28(1)	1,000	874,555
		$ 1,516,805
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	7,525	$ 6,331,046
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	15,205,255
		$ 21,536,301
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,475	$ 3,412,224
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,375	20,833,922
		$ 24,246,146
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	$ 10,841,343
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,588,501
		$ 15,429,844
Media — 0.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$ 498,313
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	2,547,426
5.25%, 8/15/27(1)	2,500	2,242,250
6.375%, 5/1/26	1,159	1,109,135
8.375%, 5/1/27	2,101	1,886,624
Univision Communications, Inc.:
4.50%, 5/1/29(1)	10,075	8,682,333
7.375%, 6/30/30(1)	12,850	12,618,226
		$ 29,584,307
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	12,175	$ 12,086,001
		$ 12,086,001
Security	Principal Amount* (000's omitted)	Value
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 4,778,670
		$ 4,778,670
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$ 7,343,463
		$ 7,343,463
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 6,001,511
		$ 6,001,511
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$ 1,459,125
		$ 1,459,125
Software — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$ 4,808,926
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	2,675	2,627,404
9.25%, 4/15/25(1)	2,925	3,004,911
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	13,575	8,973,133
		$ 19,414,374
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$ 11,237,050
		$ 11,237,050
Telecommunications — 0.4%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	10,125	$ 8,922,504
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	11,175	9,439,383
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,844,507
		$ 27,206,394
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$ 798,144
SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	4,665,229
		$ 5,463,373

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$ 6,245,443
		$ 6,245,443
Total Corporate Bonds (identified cost $701,257,008)		$ 617,481,796

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	384,000	$ 16,162,560
Total Exchange-Traded Funds (identified cost $17,625,066)		$ 16,162,560

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	9,245	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	14,309	$ 8,764,262
		$ 8,764,262
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	5,438	$ 0
Series B, 10.00% (PIK)(4)(5)(6)	22,162	0
		$ 0
Total Preferred Stocks (identified cost $1,794,236)		$ 8,764,262

Senior Floating-Rate Loans — 110.5%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.6%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	$ 4,228,528
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Aernnova Aerospace S.A.U.: (continued)
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,071	$ 1,084,238
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.532%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	4,300	4,585,146
Dynasty Acquisition Co., Inc.:
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26		37,486	36,857,355
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26		20,157	19,819,082
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.23%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		1,191	936,013
TransDigm, Inc.:
Term Loan, 6.876%, (SOFR + 2.25%), 12/9/25		46,541	46,486,356
Term Loan, 7.83%, (SOFR + 3.25%), 2/22/27		29,668	29,766,895
WP CPP Holdings, LLC, Term Loan, 8.579%, (USD LIBOR + 3.75%), 4/30/25(8)		35,477	32,385,516
			$ 176,149,129
Airlines — 1.2%
American Airlines, Inc., Term Loan, 9.558%, (3 mo. USD LIBOR + 4.75%), 4/20/28		36,000	$ 37,040,004
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27		6,810	7,115,320
SkyMiles IP, Ltd., Term Loan, 8.558%, (3 mo. USD LIBOR + 3.75%), 10/20/27		23,703	24,550,196
United Airlines, Inc., Term Loan, 8.568%, (3 mo. USD LIBOR + 3.75%), 4/21/28		14,331	14,351,341
			$ 83,056,861
Apparel & Luxury Goods — 0.1%
Samsonite International S.A., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,455	$ 4,459,255
			$ 4,459,255
Auto Components — 2.3%
Adient US, LLC, Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/10/28		14,881	$ 14,860,902
Chassix, Inc., Term Loan, 12.00%, (USD Prime + 4.50%), 11/15/23		10,106	8,595,030
Clarios Global, L.P.:
Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	31,981	33,971,057
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/30/26		12,784	12,769,503
DexKo Global, Inc.:
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,115	1,077,486

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.: (continued)
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	$ 3,482,342
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	6,696,459
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28		14,366	13,348,820
Garrett LX I S.a.r.l.:
Term Loan, 5.992%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	17,397	18,660,782
Term Loan, 8.08%, (3 mo. USD LIBOR + 3.25%), 4/30/28		6,320	6,277,864
LTI Holdings, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 9/6/25		8,136	7,903,785
Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 7/24/26		8,030	7,832,090
TI Group Automotive Systems, LLC, Term Loan, 5.452%, (1 mo. EURIBOR + 3.25%), 12/16/26	EUR	5,425	5,854,015
Truck Hero, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 1/31/28		16,530	14,919,525
			$ 156,249,660
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 5/24/27		35,459	$ 35,085,598
MajorDrive Holdings IV, LLC, Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28		16,005	15,524,862
			$ 50,610,460
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/24/27		3,512	$ 3,426,660
City Brewing Company, LLC, Term Loan, 8.33%, (3 mo. USD LIBOR + 3.50%), 4/5/28		6,412	2,896,168
Triton Water Holdings, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 3/31/28		12,330	11,765,591
			$ 18,088,419
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 6.96%, (1 mo. USD LIBOR + 2.50%), 3/12/26		12,800	$ 12,479,908
Alltech, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 10/13/28		7,994	7,754,423
Grifols Worldwide Operations USA, Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 11/15/27		17,268	16,990,760
			$ 37,225,091
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products — 1.3%
Cornerstone Building Brands, Inc., Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 4/12/28		22,592	$ 21,214,515
CPG International, Inc., Term Loan, 7.161%, (SOFR + 2.50%), 4/28/29		14,913	14,889,331
LHS Borrower, LLC, Term Loan, 9.411%, (SOFR + 4.75%), 2/16/29		13,673	11,588,015
MI Windows and Doors, LLC, Term Loan, 8.161%, (SOFR + 3.50%), 12/18/27		6,399	6,385,655
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29		14,364	13,951,035
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28		16,686	16,702,938
			$ 84,731,489
Capital Markets — 4.9%
Advisor Group, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 7/31/26		36,155	$ 35,969,094
AllSpring Buyer, LLC, Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 11/1/28		8,292	8,276,630
Andromeda Investissements, Term Loan, 5.046%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	5,250	5,679,001
Aretec Group, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 10/1/25		25,716	25,456,358
Brookfield Property REIT, Inc., Term Loan, 7.161%, (SOFR + 2.50%), 8/27/25		5,682	5,658,023
CeramTec AcquiCo GmbH, Term Loan, 5.704%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	14,461	15,183,295
Citadel Securities, L.P., Term Loan, 7.676%, (SOFR + 3.00%), 2/2/28		2,494	2,497,386
Clipper Acquisitions Corp., Term Loan, 6.151%, (1 mo. USD LIBOR + 1.75%), 3/3/28		7,855	7,781,633
Edelman Financial Center, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 4/7/28		22,453	22,042,331
EIG Management Company, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,691	2,677,358
FinCo I, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 6/27/25		19,622	19,663,400
Focus Financial Partners, LLC:
Term Loan, 7.061%, (SOFR + 2.50%), 6/30/28		10,914	10,919,971
Term Loan, 7.811%, (SOFR + 3.25%), 6/30/28		27,661	27,721,324
Franklin Square Holdings, L.P., Term Loan, 6.875%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,535	6,551,244
Greenhill & Co., Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/12/24		5,525	5,467,056
Guggenheim Partners, LLC, Term Loan, 7.83%, (SOFR + 3.25%), 12/12/29		32,597	32,638,222
HighTower Holdings, LLC, Term Loan, 8.815%, (3 mo. USD LIBOR + 4.00%), 4/21/28		9,653	9,459,758

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Hudson River Trading, LLC, Term Loan, 7.676%, (SOFR + 3.00%), 3/20/28		29,966	$ 29,160,468
LPL Holdings, Inc., Term Loan, 6.119%, (1 mo. USD LIBOR + 1.75%), 11/12/26		19,303	19,307,821
Mariner Wealth Advisors, LLC, Term Loan, 8.078%, (SOFR + 3.25%), 8/18/28		15,184	15,032,042
Victory Capital Holdings, Inc.:
Term Loan, 6.954%, (SOFR + 2.25%), 7/1/26		18,707	18,683,293
Term Loan, 6.954%, (SOFR + 2.25%), 12/29/28		8,636	8,582,322
			$ 334,408,030
Chemicals — 5.1%
Aruba Investments, Inc., Term Loan, 6.077%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,200	$ 4,417,832
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.506%, (SOFR + 3.00%), 12/20/29		23,047	23,161,958
Chemours Company (The), Term Loan, 4.13%, (1 mo. EURIBOR + 2.00%), 4/3/25	EUR	5,581	6,041,172
Colouroz Investment 1 GmbH:
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	1,164	851,291
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	19,874
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27		19,748	16,341,677
Flint Group GmbH:
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	1,102	805,942
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	23,289
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	53,030
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	105,073
Term Loan, 9.82%, (3 mo. USD LIBOR + 5.00%), 9.07% cash, 0.75% PIK, 9/21/23		1,323	894,831
Flint Group US, LLC:
Term Loan, 9.815%, (USD LIBOR + 5.00%), 9.065% cash, 0.75% PIK, 9/21/23(8)		7,999	5,409,484
Term Loan, 9.815%, (USD LIBOR + 5.00%), 9.065% cash, 0.75% PIK, 9/21/23(8)		1,989	1,481,765
Gemini HDPE, LLC, Term Loan, 7.83%, (3 mo. USD LIBOR + 3.00%), 12/31/27		5,885	5,880,099
GEON Performance Solutions, LLC, Term Loan, 9.23%, (3 mo. USD LIBOR + 4.50%), 8/18/28		7,679	7,659,343
Groupe Solmax, Inc., Term Loan, 9.48%, (3 mo. USD LIBOR + 4.75%), 5/29/28		22,026	18,612,075
INEOS Enterprises Holdings II Limited, Term Loan, 5.204%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,488,130
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 8/28/26		2,465	$ 2,451,040
INEOS Finance PLC, Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	10,071,157
INEOS Quattro Holdings UK, Ltd., Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	26,250	27,868,829
INEOS Styrolution US Holding, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/29/26		12,675	12,670,977
INEOS US Finance, LLC:
Term Loan, 5.177%, (1 mo. EURIBOR + 3.00%), 11/8/27	EUR	7,846	8,418,804
Term Loan, 7.161%, (SOFR + 2.50%), 11/8/28		6,819	6,812,265
Term Loan, 8.411%, (SOFR + 3.75%), 11/8/27		3,440	3,441,171
Kraton Corporation, Term Loan, 8.04%, (SOFR + 3.25%), 3/15/29		6,178	6,167,500
Kraton Polymers Holdings B.V., Term Loan, 5.313%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	4,947,825
Lonza Group AG:
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	16,900	17,174,012
Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 7/3/28		23,102	22,258,752
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 5.702%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	14,933,384
Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 9/29/27		5,576	5,548,547
Messer Industries GmbH:
Term Loan, 4.702%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,019	2,165,920
Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 3/2/26		4,564	4,562,992
Momentive Performance Materials, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,111	1,111,072
Olympus Water US Holding Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 11/9/28		4,472	4,391,518
Term Loan, 9.18%, (SOFR + 4.50%), 11/9/28		5,905	5,835,987
Orion Engineered Carbons GmbH:
Term Loan, 4.702%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,326,663
Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,888	4,810,731
PQ Corporation, Term Loan, 7.325%, (3 mo. USD LIBOR + 2.50%), 6/9/28		25,398	25,403,568
Rohm Holding GmbH:
Term Loan, 7.44%, (3 mo. EURIBOR + 4.25%), 7/31/26	EUR	2,350	2,209,905
Term Loan, 10.125%, (3 mo. USD LIBOR + 5.00%), 7/31/26		19,484	17,194,402

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Spectrum Holdings III Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,516	$ 5,108,022
Tronox Finance, LLC:
Term Loan, 7.032%, (USD LIBOR + 2.25%), 3/10/28(8)		12,836	12,742,553
Term Loan, 7.83%, (SOFR + 3.25%), 4/4/29		3,945	3,940,256
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28		17,028	16,985,430
			$ 344,800,147
Commercial Services & Supplies — 2.0%
Allied Universal Holdco, LLC, Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	9,479	$ 9,895,820
Asplundh Tree Expert, LLC, Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,215	10,223,088
Belfor Holdings, Inc.:
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 4/6/26		2,279	2,282,516
Term Loan, 4/6/26(9)		4,585	4,589,207
Clean Harbors, Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 10/8/28		4,710	4,718,829
Covanta Holding Corporation:
Term Loan, 7.061%, (SOFR + 2.50%), 11/30/28		2,239	2,242,888
Term Loan, 7.061%, (SOFR + 2.50%), 11/30/28		169	169,276
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25		18,129	17,451,797
GFL Environmental, Inc., Term Loan, 7.661%, (SOFR + 3.00%), 5/31/27		7,628	7,645,125
Harsco Corporation, Term Loan, 6.926%, (SOFR + 2.25%), 3/10/28		3,817	3,664,704
LABL, Inc., Term Loan, 9.57%, (1 mo. USD LIBOR + 5.00%), 10/29/28		9,430	9,202,851
Monitronics International, Inc., Term Loan, 12.325%, (3 mo. USD LIBOR + 6.50%), 3/29/24		14,972	9,836,930
Phoenix Services International, LLC:
DIP Loan, 13.784%, (SOFR + 12.00%), 3/28/23		1,695	1,636,179
DIP Loan, 16.553%, (SOFR + 12.00%), 9/29/23		3,144	3,034,629
Term Loan, 0.00%, 3/1/25(10)		11,702	1,448,150
Prime Security Services Borrower, LLC, Term Loan, 7.517%, (3 mo. USD LIBOR + 2.75%), 9/23/26		17,849	17,862,629
SITEL Group, Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	7,602,658
SITEL Worldwide Corporation, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 8/28/28		13,512	13,531,344
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Tempo Acquisition, LLC, Term Loan, 7.561%, (SOFR + 3.00%), 8/31/28		4,231	$ 4,241,416
TruGreen Limited Partnership, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,974	4,619,138
			$ 135,899,174
Communications Equipment — 0.3%
CommScope, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/6/26		16,263	$ 15,968,079
Digi International, Inc., Term Loan, 9.57%, (1 mo. USD LIBOR + 5.00%), 11/1/28		5,228	5,221,768
			$ 21,189,847
Construction Materials — 0.2%
Quikrete Holdings, Inc.:
Term Loan, 7.195%, (1 mo. USD LIBOR + 2.63%), 2/1/27		4,779	$ 4,760,232
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 3/18/29		11,389	11,364,811
			$ 16,125,043
Containers & Packaging — 1.8%
Berlin Packaging, LLC, Term Loan, 8.139%, (USD LIBOR + 3.75%), 3/11/28(8)		9,755	$ 9,639,071
BWAY Holding Company, Term Loan, 7.619%, (1 mo. USD LIBOR + 3.25%), 4/3/24		10,899	10,842,947
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.836%, (SOFR + 4.18%), 4/13/29		11,791	11,601,414
Kouti B.V., Term Loan, 5.129%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	32,750	34,233,412
Pregis TopCo Corporation:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 7/31/26		1,629	1,612,402
Term Loan, 8.426%, (SOFR + 3.75%), 7/31/26		2,352	2,328,486
Pretium PKG Holdings, Inc.:
Term Loan, 8.775%, (3 mo. USD LIBOR + 4.00%), 10/2/28		7,796	6,876,293
Term Loan - Second Lien, 11.512%, (3 mo. USD LIBOR + 6.75%), 10/1/29		7,100	4,634,965
Proampac PG Borrower, LLC, Term Loan, 8.577%, (USD LIBOR + 2.75%), 11/3/25(8)		20,967	20,547,791
Trident TPI Holdings, Inc.:
Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 10/17/24		10,361	10,343,974
Term Loan, 8.726%, (3 mo. USD LIBOR + 4.00%), 9/15/28		6,545	6,435,992
			$ 119,096,747

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 8.959%, (1 mo. USD LIBOR + 4.50%), 4/6/28		22,460	$ 22,375,385
Phillips Feed Service, Inc., Term Loan, 11.508%, (1 mo. USD LIBOR + 7.00%), 11/13/24(4)		542	433,691
			$ 22,809,076
Diversified Consumer Services — 0.9%
Ascend Learning, LLC:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/11/28		12,567	$ 12,006,962
Term Loan - Second Lien, 10.32%, (1 mo. USD LIBOR + 5.75%), 12/10/29		5,243	4,630,508
FrontDoor, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 6/17/28		960	959,975
KUEHG Corp.:
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 2/21/25		35,041	34,162,468
Term Loan - Second Lien, 12.98%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,075	3,904,359
Sotheby's, Term Loan, 9.33%, (3 mo. USD LIBOR + 4.50%), 1/15/27		5,426	5,422,334
			$ 61,086,606
Diversified Financial Services — 0.5%
Concorde Midco, Ltd., Term Loan, 6.132%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 7,806,609
Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	12,433	13,157,921
Zephyr Bidco Limited:
Term Loan, 5.74%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	5,025,896
Term Loan, 8.208%, (SONIA + 4.75%), 7/23/25	GBP	8,725	9,479,264
			$ 35,469,690
Diversified Telecommunication Services — 4.8%
Altice France S.A.:
Term Loan, 8.517%, (3 mo. USD LIBOR + 3.69%), 1/31/26		8,063	$ 7,790,453
Term Loan, 8.65%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,109	1,073,954
CenturyLink, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 3/15/27		28,930	27,995,242
GEE Holdings 2, LLC:
Term Loan, 12.729%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,869	9,905,850
Term Loan - Second Lien, 12.979%, (3 mo. USD LIBOR + 8.25%), 6.229% cash, 6.75% PIK, 3/23/26		7,481	5,635,483
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
LCPR Loan Financing, LLC, Term Loan, 8.209%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,800	$ 1,800,900
Numericable Group S.A., Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,068	16,936,710
Telenet Financing USD, LLC, Term Loan, 6.459%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	37,947,869
Telenet International Finance S.a.r.l., Term Loan, 4.168%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	6,850,664
UPC Broadband Holding B.V.:
Term Loan, 4.418%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	5,650	6,009,957
Term Loan, 4.843%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	15,150	16,158,939
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,125	7,077,797
UPC Financing Partnership, Term Loan, 7.384%, (1 mo. USD LIBOR + 2.93%), 1/31/29		31,475	31,475,000
Virgin Media Bristol, LLC:
Term Loan, 6.959%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	44,089,450
Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	500,982
Virgin Media Ireland Limited, Term Loan, 5.381%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	12,500	13,328,911
Virgin Media SFA Finance Limited:
Term Loan, 4.418%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	14,510,407
Term Loan, 6.71%, (SONIA + 3.25%), 1/15/27	GBP	11,825	13,860,457
Zayo Group Holdings, Inc., Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,449	4,008,611
Ziggo B.V., Term Loan, 3.764%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	26,500	27,353,769
Ziggo Financing Partnership, Term Loan, 6.959%, (1 mo. USD LIBOR + 2.50%), 4/30/28		28,534	28,351,302
			$ 322,662,707
Electrical Equipment — 0.0%(3)
AZZ, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 5/13/29		2,181	$ 2,185,882
			$ 2,185,882
Electronic Equipment, Instruments & Components — 1.1%
Creation Technologies, Inc., Term Loan, 10.282%, (3 mo. USD LIBOR + 5.50%), 10/5/28		14,530	$ 12,205,463
II-VI Incorporated, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 7/2/29		1,580	1,579,279
Ingram Micro, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 6/30/28		6,047	6,039,037

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Minimax Viking GmbH, Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,894	$ 2,052,946
Mirion Technologies, Inc., Term Loan, 7.48%, (6 mo. USD LIBOR + 2.75%), 10/20/28		2,780	2,773,953
Robertshaw US Holding Corp., Term Loan, 8.25%, (1 mo. USD LIBOR + 3.50%), 2/28/25		20,652	13,462,333
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25		19,566	18,485,542
Verisure Holding AB:
Term Loan, 5.378%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	11,550	12,001,999
Term Loan, 5.643%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,900	5,155,570
			$ 73,756,122
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 15.838%, (1 mo. USD LIBOR + 13.00%), 2/1/26(11)		2,174	$ 1,078,898
Term Loan, 17.73%, (3 mo. USD LIBOR + 13.00%), 12.73% cash, 5.00% PIK, 2/1/26		17,059	8,465,329
Lealand Finance Company B.V.:
Letter of Credit, 4.318%, 6/28/24(11)		10,000	8,200,000
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 5.57% cash, 3.00% PIK, 6/30/25		3,358	1,859,250
			$ 19,603,477
Engineering & Construction — 1.3%
Aegion Corporation, Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 5/17/28		17,810	$ 17,064,668
Amentum Government Services Holdings, LLC:
Term Loan, 8.124%, (SOFR + 4.00%), 2/15/29		8,781	8,715,018
Term Loan, 8.47%, (USD LIBOR + 4.00%), 1/29/27(8)		5,497	5,462,702
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27		8,511	8,510,533
APi Group DE, Inc.:
Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 10/1/26		12,254	12,269,117
Term Loan, 7.297%, (1 mo. USD LIBOR + 2.75%), 1/3/29		6,818	6,827,259
Centuri Group, Inc., Term Loan, 7.223%, (USD LIBOR + 2.50%), 8/27/28(8)		9,222	9,190,755
Northstar Group Services, Inc.:
Term Loan, 10.176%, (1 mo. USD LIBOR + 5.50%), 11/12/26		13,227	13,039,524
Term Loan, 11/12/26(9)		2,000	1,950,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
USIC Holdings, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/12/28		7,843	$ 7,619,931
			$ 90,649,507
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Term Loan, 7.43%, (1 mo. USD LIBOR + 3.00%), 4/22/26		21,307	$ 12,635,818
City Football Group Limited, Term Loan, 7.508%, (1 mo. USD LIBOR + 3.00%), 7/21/28		15,593	15,163,706
Crown Finance US, Inc., DIP Loan, 14.621%, (SOFR + 10.00%), 9/7/23		11,354	11,490,645
Formula One Holdings Limited., Term Loan, 7.811%, (SOFR + 3.25%), 1/15/30		2,500	2,511,607
Playtika Holding Corp., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 3/13/28		29,990	29,781,378
Renaissance Holding Corp.:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/30/25		6,966	6,839,991
Term Loan, 8.897%, (SOFR + 4.50%), 3/30/29		2,786	2,753,496
Term Loan - Second Lien, 11.57%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,045,355
UFC Holdings, LLC, Term Loan, 7.57%, (3 mo. USD LIBOR + 2.75%), 4/29/26		17,825	17,755,426
Vue International Bidco PLC:
Term Loan, 9.766%, (3 mo. EURIBOR + 8.00%), 6/30/27	EUR	384	381,785
Term Loan, 10.346%, (3 mo. EURIBOR + 8.00%), 4.346% cash, 6.00% PIK, 12/31/27	EUR	2,564	1,905,242
			$ 104,264,449
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,025	$ 9,013,656
			$ 9,013,656
Food Products — 1.4%
8th Avenue Food & Provisions, Inc., Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 10/1/25		7,308	$ 6,412,331
Badger Buyer Corp., Term Loan, 8.047%, (1 mo. USD LIBOR + 3.50%), 9/30/24		9,568	7,846,086
CHG PPC Parent, LLC:
Term Loan, 5.63%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,116,319
Term Loan, 7.625%, (1 mo. USD LIBOR + 3.00%), 12/8/28		6,278	6,254,022
Del Monte Foods, Inc., Term Loan, 8.862%, (SOFR + 4.25%), 5/16/29		6,608	6,572,296

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri International, Ltd.:
Term Loan, 5.067%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	$ 1,566,177
Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 1/29/27		8,774	8,704,482
Monogram Food Solutions, LLC, Term Loan, 8.625%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,584	6,385,995
Nomad Foods Europe Midco Limited, Term Loan, 8.225%, (SOFR + 3.75%), 11/12/29		14,317	14,382,612
Sovos Brands Intermediate, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/8/28		9,191	9,064,847
United Petfood Group B.V., Term Loan, 5.501%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	9,025	9,431,335
Valeo F1 Company Limited (Ireland):
Term Loan, 5.16%, (3 mo. EURIBOR + 4.00%), 9/29/28	EUR	9,450	8,952,687
Term Loan, 7.188%, (SONIA + 5.00%), 6/28/28	GBP	5,500	5,587,274
			$ 93,276,463
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 6/5/28		25,020	$ 25,087,158
			$ 25,087,158
Health Care Equipment & Supplies — 1.3%
Artivion, Inc., Term Loan, 8.342%, (SOFR + 3.50%), 6/1/27		6,558	$ 6,216,214
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28		10,618	10,325,762
Gloves Buyer, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/29/27		18,401	16,882,982
ICU Medical, Inc., Term Loan, 7.221%, (SOFR + 2.25%), 1/8/29		8,039	8,014,127
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28		30,882	23,058,719
Medline Borrower, L.P.:
Term Loan, 5.63%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	1,056,348
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 10/23/28		23,879	23,239,074
			$ 88,793,226
Health Care Providers & Services — 6.3%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28		17,473	$ 17,451,597
Biogroup-LCD, Term Loan, 4.742%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	11,000	11,070,843
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.508%, (SOFR + 8.00%), 1/15/26		14,693	$ 9,623,797
CAB, Term Loan, 4.992%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,850	8,027,416
Cano Health, LLC, Term Loan, 8.661%, (SOFR + 4.00%), 11/23/27		7,667	5,980,192
CCRR Parent, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/6/28		5,275	5,130,344
Cerba Healthcare S.A.S.:
Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	20,800	21,293,658
Term Loan, 6.13%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,600	8,946,296
CHG Healthcare Services, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/29/28		9,221	9,172,675
Covis Finco S.a.r.l., Term Loan, 10.80%, (SOFR + 6.50%), 2/18/27		13,619	7,558,753
Dedalus Finance GmbH, Term Loan, 5.782%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	20,150	19,770,236
Electron BidCo, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 11/1/28		2,669	2,658,819
Elsan S.A.S., Term Loan, 5.431%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,150	4,376,355
Ensemble RCM, LLC, Term Loan, 8.526%, (SOFR + 3.75%), 8/3/26		18,654	18,683,553
Envision Healthcare Corporation:
Term Loan, 12.605%, (SOFR + 7.88%), 3/31/27		6,735	6,044,728
Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27		47,258	19,139,485
IVC Acquisition, Ltd.:
Term Loan, 6.044%, (6 mo. EURIBOR + 3.75%), 2/13/26	EUR	9,760	9,971,299
Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	20,825	21,445,650
Term Loan, 7.703%, (SONIA + 4.50%), 2/13/26	GBP	1,050	1,203,878
Medical Solutions Holdings, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 11/1/28		15,289	14,818,768
Term Loan - Second Lien, 11.57%, (1 mo. USD LIBOR + 7.00%), 11/1/29		9,500	8,763,750
Mehilainen Yhtiot Oy, Term Loan, 5.727%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,475	6,811,985
Midwest Physician Administrative Services, LLC, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 3/12/28		10,107	9,630,667
National Mentor Holdings, Inc.:
Term Loan, 8.408%, (USD LIBOR + 3.75%), 3/2/28(8)		20,730	15,236,478
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28		576	423,376

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.: (continued)
Term Loan - Second Lien, 11.98%, (3 mo. USD LIBOR + 7.25%), 3/2/29		6,475	$ 4,257,313
Option Care Health, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 10/27/28		3,060	3,064,895
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 10.82%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,575	2,324,741
Pediatric Associates Holding Company, LLC:
Term Loan, 6.214%, (1 mo. USD LIBOR + 3.25%), 12/29/28(11)		190	188,174
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/29/28		1,250	1,237,269
PetVet Care Centers, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/14/25		7,857	7,477,790
Phoenix Guarantor, Inc.:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/5/26		24,241	23,934,197
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 3/5/26		4,468	4,411,459
Radiology Partners, Inc., Term Loan, 8.797%, (1 mo. USD LIBOR + 4.25%), 7/9/25		21,715	18,869,755
Ramsay Generale de Sante S.A., Term Loan, 5.443%, (3 mo. EURIBOR + 3.05%), 4/22/27	EUR	9,900	10,645,065
Select Medical Corporation, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/6/25		58,958	58,746,008
Sound Inpatient Physicians, Term Loan, 7.825%, (3 mo. USD LIBOR + 3.00%), 6/27/25		2,586	2,146,876
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,784,192
TTF Holdings, LLC, Term Loan, 8.625%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,644	5,637,267
U.S. Anesthesia Partners, Inc., Term Loan, 8.619%, (1 mo. USD LIBOR + 4.25%), 10/1/28		16,426	15,727,668
			$ 424,687,267
Health Care Technology — 1.8%
athenahealth, Inc.:
Term Loan, 3.50%, 2/15/29(11)		313	$ 297,619
Term Loan, 8.012%, (SOFR + 3.50%), 2/15/29		2,557	2,428,770
Bracket Intermediate Holding Corp., Term Loan, 9.038%, (3 mo. USD LIBOR + 4.25%), 9/5/25		5,935	5,797,941
Certara, L.P., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,354	9,307,349
eResearchTechnology, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 2/4/27		9,636	9,036,078
GHX Ultimate Parent Corporation, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 6/28/24		3,351	3,334,362
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Imprivata, Inc.:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 12/1/27		15,313	$ 15,045,415
Term Loan, 8.811%, (SOFR + 4.25%), 12/1/27		3,607	3,552,772
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/18/28		17,667	16,120,681
Term Loan - Second Lien, 11.32%, (1 mo. USD LIBOR + 6.75%), 12/17/29		9,625	6,448,750
Navicure, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 10/22/26		10,106	10,061,290
PointClickCare Technologies, Inc., Term Loan, 7.75%, (6 mo. USD LIBOR + 3.00%), 12/29/27		5,109	5,089,841
Symplr Software, Inc., Term Loan, 9.276%, (SOFR + 4.50%), 12/22/27		9,167	7,983,796
Verscend Holding Corp., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/27/25		24,031	24,033,223
			$ 118,537,887
Hotels, Restaurants & Leisure — 4.5%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 11/19/26		28,896	$ 28,639,080
Bally's Corporation, Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 10/2/28		12,370	11,917,403
Carnival Corporation:
Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	9,620	10,301,819
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 6/30/25		4,101	4,047,042
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 10/18/28		40,293	39,419,972
Churchill Downs Incorporated, Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,325	3,327,909
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24		23,573	21,870,603
Fertitta Entertainment, LLC, Term Loan, 8.561%, (SOFR + 4.00%), 1/27/29		29,853	29,543,038
Great Canadian Gaming Corporation, Term Loan, 8.753%, (3 mo. USD LIBOR + 4.00%), 11/1/26		4,297	4,277,822
GVC Holdings (Gibraltar) Limited, Term Loan, 5.942%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	20,792	22,490,874
Hilton Grand Vacations Borrower, LLC, Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,974	9,988,292
Oravel Stays Singapore Pte., Ltd., Term Loan, 12.98%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,959	5,307,457
Playa Resorts Holding B.V., Term Loan, 8.728%, (SOFR + 4.25%), 1/5/29		21,024	20,911,531

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings, L.P., Term Loan, 6.172%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	$ 1,062,418
Scientific Games International, Inc., Term Loan, 7.578%, (SOFR + 3.00%), 4/14/29		10,448	10,456,203
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.625%, (1 mo. USD LIBOR + 3.00%), 8/25/28		15,998	15,982,993
Stars Group Holdings B.V. (The):
Term Loan, 4.702%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	13,244,006
Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 7/21/26		34,083	34,082,612
Travel Leaders Group, LLC, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 1/25/24		19,712	18,341,236
			$ 305,212,310
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 8.98%, (USD LIBOR + 4.25%), 5/17/28(8)		20,533	$ 16,676,908
Libbey Glass, Inc., Term Loan, 12.951%, (SOFR + 8.50%), 11/22/27		19,350	18,092,357
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23		13,843	13,721,923
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23		45,758	26,634,857
Solis IV B.V.:
Term Loan, 5.898%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	4,700	4,601,839
Term Loan, 7.859%, (SOFR + 3.50%), 2/26/29		18,104	16,700,722
Spectrum Brands, Inc., Term Loan, 6.667%, (USD LIBOR + 2.00%), 3/3/28(8)		4,913	4,907,892
			$ 101,336,498
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 6.813%, (1 mo. USD LIBOR + 2.25%), 12/22/27		8,425	$ 8,416,638
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.485%, (3 mo. USD LIBOR + 3.75%), 12/22/26		9,883	9,639,899
Term Loan, 10.509%, (SOFR + 6.00%), 12/22/26		5,693	5,653,364
Nobel Bidco B.V., Term Loan, 5.942%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	12,550	10,914,989
			$ 34,624,890
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Company, L.P., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 1/15/25		10,575	$ 10,578,184
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corporation:
Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 4/5/26		3,199	$ 3,195,621
Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 12/16/27		5,170	5,170,363
Longview Power, LLC, Term Loan, 14.818%, (3 mo. USD LIBOR + 10.00%), 7/30/25		36	35,366
			$ 18,979,534
Industrial Conglomerates — 0.2%
Rain Carbon GmbH, Term Loan, 5.628%, (6 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,875	$ 16,837,608
			$ 16,837,608
Insurance — 2.1%
Alliant Holdings Intermediate, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,164	$ 3,165,144
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,573	5,574,034
Term Loan, 8.008%, (1 mo. USD LIBOR + 3.50%), 11/6/27		14,074	14,074,316
AmWINS Group, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 2/19/28		26,018	25,903,880
AssuredPartners, Inc.:
Term Loan, 8.061%, (SOFR + 3.50%), 2/12/27		5,335	5,283,843
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/12/27		10,489	10,405,161
Financiere CEP S.A.S., Term Loan, 5.952%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	5,242	5,608,040
Hub International Limited:
Term Loan, 7.817%, (3 mo. USD LIBOR + 3.00%), 4/25/25		15,519	15,521,428
Term Loan, 8.057%, (3 mo. USD LIBOR + 3.25%), 4/25/25		6,991	6,995,647
NFP Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 2/15/27		32,845	32,290,704
Ryan Specialty Group, LLC, Term Loan, 7.661%, (SOFR + 3.00%), 9/1/27		12,590	12,574,475
USI, Inc., Term Loan, 8.33%, (SOFR + 3.75%), 11/22/29		3,729	3,732,198
			$ 141,128,870
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 5.202%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	8,126	$ 8,745,663
Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 6/26/28		6,378	6,377,875

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Buzz Finco, LLC:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/29/27		2,755	$ 2,749,944
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 1/29/27		549	549,527
Foundational Education Group, Inc., Term Loan, 8.592%, (SOFR + 3.75%), 8/31/28		3,585	3,298,403
Getty Images, Inc.:
Term Loan, 7.25%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,400,168
Term Loan, 9.125%, (1 mo. USD LIBOR + 4.50%), 2/19/26		16,202	16,234,775
Match Group, Inc., Term Loan, 6.488%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,558,281
			$ 47,914,636
Internet & Direct Marketing Retail — 0.3%
Etraveli Holding AB, Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	9,472	$ 10,134,491
Hoya Midco, LLC, Term Loan, 7.926%, (SOFR + 3.25%), 2/3/29		4,882	4,854,372
Speedster Bidco GmbH, Term Loan, 5.108%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	2,550	2,613,326
			$ 17,602,189
IT Services — 5.3%
Asurion, LLC:
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 11/3/24		7,374	$ 7,307,035
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,449	5,208,285
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,544	10,913,556
Term Loan, 8.68%, (SOFR + 4.00%), 8/19/28		21,707	20,596,889
Term Loan - Second Lien, 9.82%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	12,066,880
Cyxtera DC Holdings, Inc.:
Term Loan, 7.82%, (3 mo. USD LIBOR + 3.00%), 5/1/24		45,888	37,585,292
Term Loan, 8.82%, (3 mo. USD LIBOR + 4.00%), 5/1/24		13,314	11,006,405
Endure Digital, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/10/28		31,495	29,802,498
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27		72,265	70,729,628
Go Daddy Operating Company, LLC:
Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,872	9,866,939
Term Loan, 7.811%, (SOFR + 3.25%), 11/9/29		52,866	53,063,917
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Indy US Bidco, LLC:
Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	6,476	$ 6,406,898
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/5/28		4,404	3,937,629
Informatica, LLC, Term Loan, 7.375%, (1 mo. USD LIBOR + 2.75%), 10/27/28		34,589	34,577,833
NAB Holdings, LLC, Term Loan, 7.73%, (SOFR + 3.00%), 11/23/28		18,414	18,333,439
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28		13,589	8,651,581
team.blue Finco S.a.r.l., Term Loan, 5.902%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	12,375	12,836,872
WEX, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,372	4,368,575
			$ 357,260,151
Leisure Products — 0.6%
Accell Group N.V., Term Loan, 7.527%, (6 mo. EURIBOR + 4.50%), 6/14/29	EUR	3,500	$ 3,621,909
Amer Sports Oyj, Term Loan, 6.992%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	20,475	21,466,412
Fender Musical Instruments Corporation, Term Loan, 8.578%, (SOFR + 4.00%), 12/1/28		4,299	3,750,898
Hayward Industries, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 5/30/28		12,375	12,266,496
SRAM, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 5/18/28		2,202	2,183,816
			$ 43,289,531
Life Sciences Tools & Services — 2.7%
Avantor Funding, Inc.:
Term Loan, 4.63%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	21,473	$ 23,245,165
Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 11/8/27		21,169	21,190,883
Cambrex Corporation, Term Loan, 8.161%, (SOFR + 3.50%), 12/4/26		5,941	5,881,886
Catalent Pharma Solutions, Inc., Term Loan, 6.563%, (1 mo. USD LIBOR + 2.00%), 2/22/28		788	786,390
Curia Global, Inc., Term Loan, 8.526%, (SOFR + 3.75%), 8/30/26		19,567	16,989,036
ICON Luxembourg S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 2.25%), 7/3/28		63,675	63,727,832
IQVIA, Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,619,890
LGC Group Holdings, Ltd., Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	4,025	4,150,428

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/21/27		3,511	$ 3,339,844
PRA Health Sciences, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 2.25%), 7/3/28		15,865	15,878,083
Sotera Health Holdings, LLC, Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 12/11/26		11,625	11,236,283
			$ 180,045,720
Machinery — 5.3%
AI Alpine AT Bidco GmbH, Term Loan, 4.731%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$ 6,375,797
AI Aqua Merger Sub, Inc., Term Loan, 8.368%, (SOFR + 3.75%), 7/31/28		14,734	14,439,472
Albion Financing 3 S.a.r.l., Term Loan, 10.065%, (3 mo. USD LIBOR + 5.25%), 8/17/26		20,147	19,504,330
Ali Group North America Corporation, Term Loan, 6.676%, (SOFR + 2.00%), 7/30/29		17,953	17,942,002
Alliance Laundry Systems, LLC, Term Loan, 8.306%, (3 mo. USD LIBOR + 3.50%), 10/8/27		548	547,007
American Trailer World Corp., Term Loan, 8.411%, (SOFR + 3.75%), 3/3/28		16,117	14,210,743
Apex Tool Group, LLC, Term Loan, 9.828%, (SOFR + 5.25%), 2/8/29		23,695	20,903,562
Clark Equipment Company, Term Loan, 7.18%, (SOFR + 2.50%), 4/20/29		14,193	14,214,919
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28		26,243	22,752,518
Delachaux Group S.A., Term Loan, 9.325%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,517	5,105,063
Engineered Machinery Holdings, Inc.:
Term Loan, 5.952%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,973	12,691,503
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/19/28		22,755	22,693,122
Term Loan - Second Lien, 10.73%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,825,000
EWT Holdings III Corp., Term Loan, 6.875%, (1 mo. USD LIBOR + 2.25%), 4/1/28		7,397	7,400,708
Filtration Group Corporation:
Term Loan, 5.63%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,552	3,812,786
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 3/29/25		17,129	17,125,150
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 10/21/28		3,243	3,231,855
Gates Global, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/31/27		18,516	18,496,888
Granite Holdings US Acquisition Co., Term Loan, 8.75%, (3 mo. USD LIBOR + 4.00%), 9/30/26		7,999	8,000,710
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28		15,223	$ 14,703,067
Illuminate Buyer, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 6/30/27		883	864,872
Madison IAQ, LLC, Term Loan, 7.988%, (3 mo. USD LIBOR + 3.25%), 6/21/28		31,415	30,114,388
Penn Engineering & Manufacturing Corp., Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,658	1,657,711
Pro Mach Group, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/31/28		4,810	4,803,333
SPX Flow, Inc., Term Loan, 9.161%, (SOFR + 4.50%), 4/5/29		22,377	21,589,390
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25		30,118	29,421,156
TK Elevator Topco GmbH, Term Loan, 6.567%, (1 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	12,832,233
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	6,115
Zephyr German BidCo GmbH, Term Loan, 5.678%, (3 mo. EURIBOR + 3.50%), 3/10/28	EUR	13,675	14,058,399
			$ 361,323,799
Media — 2.7%
Axel Springer SE, Term Loan, 6.813%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	5,050	$ 5,311,680
Charter Communications Operating, LLC, Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 2/1/27		8,926	8,906,935
CSC Holdings, LLC:
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 7/17/25		43,520	42,007,638
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,634	5,415,687
Diamond Sports Group, LLC:
Term Loan, 12.776%, (SOFR + 8.15%), 5/25/26		5,914	5,366,538
Term Loan - Second Lien, 8.026%, (SOFR + 3.25%), 8/24/26		28,442	2,544,501
Entravision Communications Corporation, Term Loan, 7.297%, (1 mo. USD LIBOR + 2.75%), 11/29/24		7,969	7,899,209
Gray Television, Inc., Term Loan, 6.869%, (1 mo. USD LIBOR + 2.50%), 1/2/26		3,553	3,542,085
Hubbard Radio, LLC, Term Loan, 8.82%, (1 mo. USD LIBOR + 4.25%), 3/28/25		7,895	6,993,250
iHeartCommunications, Inc.:
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	1,112,685
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/1/26		3,165	3,129,573
Magnite, Inc., Term Loan, 9.459%, (USD LIBOR + 5.00%), 4/28/28(8)		6,550	6,251,395

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Mission Broadcasting, Inc., Term Loan, 6.869%, (1 mo. USD LIBOR + 2.50%), 6/2/28	4,039	$ 4,038,080
Nexstar Broadcasting, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 9/18/26	1,167	1,169,481
Recorded Books, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 8/29/25	19,758	19,701,659
Sinclair Television Group, Inc.:
Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 9/30/26	5,347	5,246,728
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/1/28	25,380	24,919,574
Univision Communications, Inc.:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 3/15/24	7,611	7,616,103
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/15/26	23,372	23,169,139
		$ 184,341,940
Metals/Mining — 0.8%
American Consolidated Natural Resources, Inc., Term Loan, 20.82%, (3 mo. USD LIBOR + 16.00%), 17.82% cash, 3.00% PIK, 9/16/25	355	$ 357,967
Dynacast International, LLC:
Term Loan, 9.199%, (3 mo. USD LIBOR + 4.50%), 7/22/25	16,493	14,966,978
Term Loan, 13.699%, (3 mo. USD LIBOR + 9.00%), 10/22/25	2,948	2,388,163
PMHC II, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 4/23/29	1,000	880,750
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28	9,348	9,343,622
Zekelman Industries, Inc., Term Loan, 6.729%, (3 mo. USD LIBOR + 2.00%), 1/24/27	26,969	26,859,721
		$ 54,797,201
Oil, Gas & Consumable Fuels — 1.5%
Buckeye Partners, L.P., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 11/1/26	7,651	$ 7,661,312
Centurion Pipeline Company, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,362	3,345,252
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 9/28/25	2,000	1,989,689
Freeport LNG Investments, LLLP, Term Loan, 8.308%, (3 mo. USD LIBOR + 3.50%), 12/21/28	13,672	13,303,587
GIP II Blue Holding, L.P., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.50%), 9/29/28	20,300	20,340,232
Matador Bidco S.a.r.l., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 10/15/26	33,633	33,514,887
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin, LLC, Term Loan, 7.924%, (3 mo. USD LIBOR + 3.25%), 10/5/28		6,545	$ 6,535,209
Oxbow Carbon, LLC, Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 10/17/25		6,266	6,268,061
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.57%, (1 mo. USD LIBOR + 8.00%), 8/27/26		7,607	7,588,345
			$ 100,546,574
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 8/18/25		13,913	$ 13,781,130
Rainbow Finco S.a.r.l., Term Loan, 4.408%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	2,895	3,005,672
			$ 16,786,802
Pharmaceuticals — 2.0%
Aenova Holding GmbH, Term Loan, 7.332%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 4,099,724
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	12,550	13,397,658
Akorn, Inc., Term Loan, 12.254%, (3 mo. USD LIBOR + 7.50%), 10/1/25(4)		3,363	1,728,161
Amneal Pharmaceuticals, LLC, Term Loan, 8.187%, (USD LIBOR + 3.50%), 5/4/25(8)		5,323	5,030,199
Bausch Health Companies, Inc., Term Loan, 9.828%, (SOFR + 5.25%), 2/1/27		19,170	14,822,433
Elanco Animal Health Incorporated, Term Loan, 6.119%, (1 mo. USD LIBOR + 1.75%), 8/1/27		8,026	7,914,611
Horizon Therapeutics USA, Inc.:
Term Loan, 6.313%, (3 mo. USD LIBOR + 1.75%), 3/15/28		8,546	8,562,417
Term Loan, 6.563%, (3 mo. USD LIBOR + 2.00%), 5/22/26		13,469	13,491,699
Jazz Financing Lux S.a.r.l., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/5/28		8,388	8,389,306
Mallinckrodt International Finance S.A.:
Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27		38,759	29,763,554
Term Loan, 10.236%, (3 mo. USD LIBOR + 5.50%), 9/30/27		12,317	9,484,270
PharmaZell GmbH, Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	2,081,960
Recipharm AB, Term Loan, 4.995%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	15,275	15,593,242
			$ 134,359,234

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services — 2.3%
AlixPartners, LLP, Term Loan, 5.452%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,127	$ 4,366,965
APFS Staffing Holdings, Inc., Term Loan, 8.639%, (SOFR + 4.00%), 12/29/28		3,970	3,940,225
Blitz 20-487 GmbH, Term Loan, 5.692%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	10,525	11,045,348
CoreLogic, Inc., Term Loan, 8.125%, (1 mo. USD LIBOR + 3.50%), 6/2/28		22,466	19,141,445
Corporation Service Company, Term Loan, 7.911%, (SOFR + 3.25%), 11/2/29		5,568	5,579,832
Deerfield Dakota Holding, LLC, Term Loan, 8.311%, (SOFR + 3.75%), 4/9/27		10,811	10,500,325
EAB Global, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 8/16/28		15,815	15,313,606
Employbridge Holding Company, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28		22,984	18,890,026
First Advantage Holdings, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/31/27		3,606	3,609,099
Neptune Bidco US, Inc., Term Loan, 4/11/29(9)		3,750	3,421,875
Rockwood Service Corporation, Term Loan, 8.82%, (1 mo. USD LIBOR + 4.25%), 1/23/27		6,289	6,302,053
Trans Union, LLC:
Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 11/16/26		2,493	2,482,862
Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 12/1/28		44,218	44,173,208
Vaco Holdings, LLC, Term Loan, 9.73%, (SOFR + 5.00%), 1/21/29		3,960	3,902,251
			$ 152,669,120
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 8/21/25		15,481	$ 15,443,437
Term Loan, 7.911%, (SOFR + 3.25%), 1/31/30		19,526	19,481,698
RE/MAX International, Inc., Term Loan, 7.125%, (1 mo. USD LIBOR + 2.50%), 7/21/28		18,026	17,664,990
			$ 52,590,125
Road & Rail — 2.8%
Avis Budget Car Rental, LLC:
Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 8/6/27		34,034	$ 33,656,919
Term Loan, 8.161%, (SOFR + 3.50%), 3/16/29		4,135	4,136,707
Grab Holdings, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 1/29/26		37,012	36,687,907
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail (continued)
Hertz Corporation (The):
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 6/30/28	16,624	$ 16,583,415
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 6/30/28	3,180	3,171,916
Kenan Advantage Group, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/24/26	21,837	21,647,668
Uber Technologies, Inc.:
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 4/4/25	54,349	54,468,283
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 2/25/27	14,245	14,260,008
XPO Logistics, Inc., Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 2/24/25	2,789	2,785,677
		$ 187,398,500
Semiconductors & Semiconductor Equipment — 1.2%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	23,476	$ 23,012,119
Term Loan - Second Lien, 10.512%, (SOFR + 5.60%), 2/1/30	7,300	6,460,500
Bright Bidco B.V., Term Loan, 13.676%, (SOFR + 9.00%), 10/31/27	4,122	3,613,752
Entegris, Inc., Term Loan, 7.576%, (SOFR + 3.00%), 7/6/29	2,500	2,512,695
MACOM Technology Solutions Holdings, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 5/17/24	1,630	1,628,513
MaxLinear, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 6/23/28	3,250	3,245,937
MKS Instruments, Inc., Term Loan, 7.362%, (SOFR + 2.75%), 8/17/29	35,591	35,635,288
Synaptics Incorporated, Term Loan, 7.399%, (6 mo. USD LIBOR + 2.25%), 12/2/28	3,197	3,190,975
Ultra Clean Holdings, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 8/27/25	3,035	3,045,543
		$ 82,345,322
Software — 19.3%
Applied Systems, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 9/18/26	58,822	$ 58,969,128
AppLovin Corporation, Term Loan, 7.943%, (SOFR + 3.35%), 8/15/25	30,122	29,637,485
Aptean, Inc.:
Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 4/23/26	27,532	26,356,353
Term Loan - Second Lien, 11.735%, (3 mo. USD LIBOR + 7.00%), 4/23/27	6,500	6,077,500

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Astra Acquisition Corp.:
Term Loan, 9.82%, (1 mo. USD LIBOR + 5.25%), 10/25/28		14,219	$ 12,796,889
Term Loan - Second Lien, 13.445%, (1 mo. USD LIBOR + 8.88%), 10/25/29		21,995	19,135,399
Banff Merger Sub, Inc.:
Term Loan, 6.13%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	5,957	6,323,920
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/2/25		15,131	14,883,096
Term Loan - Second Lien, 10.07%, (1 mo. USD LIBOR + 5.50%), 2/27/26		9,470	8,972,825
Cast and Crew Payroll, LLC:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/9/26		6,946	6,934,897
Term Loan, 8.311%, (SOFR + 3.75%), 12/29/28		6,485	6,465,857
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29		37,725	37,695,009
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25		22,129	19,592,003
Ceridian HCM Holding, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 4/30/25		22,739	22,673,678
Cloudera, Inc.:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/8/28		29,118	28,098,961
Term Loan - Second Lien, 10.57%, (1 mo. USD LIBOR + 6.00%), 10/8/29		9,450	8,289,427
ConnectWise, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 9/29/28		14,185	13,706,045
Constant Contact, Inc., Term Loan, 8.806%, (3 mo. USD LIBOR + 4.00%), 2/10/28		13,057	12,118,370
Cornerstone OnDemand, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/16/28		17,121	15,798,057
Delta TopCo, Inc., Term Loan, 8.154%, (3 mo. USD LIBOR + 3.75%), 12/1/27		14,143	13,175,411
E2open, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/4/28		20,217	20,232,399
ECI Macola Max Holding, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27		29,500	29,030,024
Epicor Software Corporation:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/30/27		70,285	69,172,585
Term Loan - Second Lien, 12.32%, (1 mo. USD LIBOR + 7.75%), 7/31/28		7,650	7,655,462
Finastra USA, Inc.:
Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24		60,075	56,667,629
Term Loan - Second Lien, 12.075%, (3 mo. USD LIBOR + 7.25%), 6/13/25		29,000	23,034,294
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Fiserv Investment Solutions, Inc., Term Loan, 8.482%, (1 mo. USD LIBOR + 4.00%), 2/18/27		6,492	$ 6,400,458
GoTo Group, Inc., Term Loan, 9.297%, (1 mo. USD LIBOR + 4.75%), 8/31/27		28,568	16,087,274
Hyland Software, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 7/1/24		57,593	57,561,758
Term Loan - Second Lien, 10.82%, (1 mo. USD LIBOR + 6.25%), 7/7/25		7,940	7,562,972
IGT Holding IV AB:
Term Loan, 5.602%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	6,205	6,496,571
Term Loan, 8.38%, (3 mo. USD LIBOR + 3.40%), 3/31/28		1,670	1,665,579
Imperva, Inc., Term Loan, 8.592%, (3 mo. USD LIBOR + 4.00%), 1/12/26		4,937	4,207,801
Ivanti Software, Inc.:
Term Loan, 9.011%, (3 mo. USD LIBOR + 4.25%), 12/1/27		15,880	13,223,045
Term Loan - Second Lien, 12.011%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,000	5,501,250
Magenta Buyer, LLC:
Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28		45,859	40,441,810
Term Loan - Second Lien, 13.08%, (3 mo. USD LIBOR + 8.25%), 7/27/29		17,275	13,625,656
Marcel LUX IV S.a.r.l.:
Term Loan, 5.72%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	9,827,231
Term Loan, 7.679%, (SOFR + 3.25%), 3/15/26		11,793	11,763,606
Term Loan, 8.499%, (SOFR + 4.00%), 12/31/27		910	907,700
Maverick Bidco, Inc.:
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/18/28		12,005	11,439,841
Term Loan - Second Lien, 11.575%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,325	3,034,063
McAfee, LLC:
Term Loan, 6.492%, (EURIBOR + 4.00%), 3/1/29(8)	EUR	16,263	16,854,578
Term Loan, 8.184%, (SOFR + 3.75%), 3/1/29		24,662	23,223,307
MH Sub I, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 9/13/24		5,258	5,209,125
Mitnick Corporate Purchaser, Inc., Term Loan, 9.526%, (SOFR + 4.75%), 5/2/29		4,231	4,106,077
N-Able International Holdings II, LLC, Term Loan, 7.735%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,644	1,635,800
NortonLifeLock, Inc., Term Loan, 6.661%, (SOFR + 2.00%), 9/12/29		4,102	4,098,049

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Open Text Corporation, Term Loan, 11/16/29(9)		29,275	$ 29,262,792
Panther Commercial Holdings, L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28		23,268	21,794,312
Polaris Newco, LLC:
Term Loan, 6.492%, (1 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,233	9,548,553
Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 6/2/28		7,830	7,451,938
Proofpoint, Inc.:
Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28		55,631	54,643,973
Term Loan - Second Lien, 10.985%, (3 mo. USD LIBOR + 6.25%), 8/31/29		2,070	2,008,763
Quest Software US Holdings, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 2/1/29		30,188	26,018,498
RealPage, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/24/28		31,090	30,388,651
Red Planet Borrower, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/2/28		16,741	11,182,721
Redstone Holdco 2 L.P., Term Loan, 9.568%, (3 mo. USD LIBOR + 4.75%), 4/27/28		20,855	17,009,782
Sabre GLBL, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/17/27		8,627	7,974,515
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,412	5,002,646
Term Loan, 8.911%, (SOFR + 4.25%), 6/30/28		3,939	3,692,916
Skillsoft Corporation, Term Loan, 9.761%, (SOFR + 5.25%), 7/14/28		11,479	9,930,359
SolarWinds Holdings, Inc., Term Loan, 8.561%, (SOFR + 4.00%), 2/5/27		26,750	26,814,093
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27		33,113	32,667,764
SS&C European Holdings S.a.r.l., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,128	5,123,952
SS&C Technologies, Inc.:
Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,835	5,831,001
Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/16/25		4,922	4,917,941
Term Loan, 6.911%, (SOFR + 2.25%), 3/22/29		3,726	3,724,928
Term Loan, 6.911%, (SOFR + 2.25%), 3/22/29		5,615	5,612,611
SurveyMonkey, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/10/25		9,513	9,267,338
Turing Midco, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/24/28		984	982,040
Ultimate Software Group, Inc. (The):
Term Loan, 8.032%, (3 mo. USD LIBOR + 3.25%), 5/4/26		57,014	56,212,488
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ultimate Software Group, Inc. (The): (continued)
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/4/26		15,102	$ 14,932,503
Veritas US, Inc., Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25		20,010	13,797,069
Vision Solutions, Inc., Term Loan, 8.818%, (3 mo. USD LIBOR + 4.00%), 4/24/28		39,557	34,884,513
VS Buyer, LLC, Term Loan, 9.50%, (USD Prime + 2.00%), 2/28/27		17,428	17,362,214
			$ 1,306,407,128
Specialty Retail — 2.5%
Belron Finance US, LLC, Term Loan, 7.063%, (3 mo. USD LIBOR + 2.50%), 4/13/28		8,572	$ 8,583,028
Belron Luxembourg S.a.r.l., Term Loan, 4.232%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,925	4,210,526
Boels Topholding B.V., Term Loan, 5.071%, (EURIBOR + 3.25%), 2/6/27(8)	EUR	8,800	9,416,244
David's Bridal, Inc.:
Term Loan, 10.83%, (3 mo. USD LIBOR + 7.00%), 12/31/24(4)		3,370	182,331
Term Loan, 14.82%, (3 mo. USD LIBOR + 10.00%), 9.82% cash, 5.00% PIK, 6/23/23(4)		2,780	2,779,806
Great Outdoors Group, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/6/28		38,096	37,564,252
Harbor Freight Tools USA, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 10/19/27		35,550	35,128,094
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		34,304	34,203,711
LIDS Holdings, Inc., Term Loan, 10.135%, (SOFR + 5.50%), 12/14/26		6,191	5,912,047
Mattress Firm, Inc., Term Loan, 8.44%, (3 mo. USD LIBOR + 4.25%), 9/25/28		17,587	16,092,544
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28		18,258	18,157,784
			$ 172,230,367
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.33%, (3 mo. USD LIBOR + 2.50%), 8/28/26		8,936	$ 8,913,324
			$ 8,913,324
Thrifts & Mortgage Finance — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(10)		17,038	$ 1,874,194
Walker & Dunlop, Inc., Term Loan, 6.911%, (SOFR + 2.25%), 12/16/28		14,083	14,012,336
			$ 15,886,530

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 4.1%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 1/15/27		22,997	$ 23,001,763
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.236%, (1 mo. USD LIBOR + 1.75%), 1/15/25		23,425	23,493,544
Term Loan, 6.736%, (1 mo. USD LIBOR + 2.25%), 12/1/27		17,936	17,988,859
Beacon Roofing Supply, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 5/19/28		5,212	5,214,195
Core & Main, L.P., Term Loan, 7.017%, (1 mo. USD LIBOR + 2.50%), 7/27/28		11,785	11,779,527
DXP Enterprises, Inc., Term Loan, 9.955%, (6 mo. USD LIBOR + 5.25%), 12/23/27		9,509	9,162,688
Electro Rent Corporation, Term Loan, 9.904%, (SOFR + 5.50%), 11/1/24		22,094	21,651,874
Hillman Group, Inc. (The):
Term Loan, 3.11%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)		307	304,324
Term Loan, 7.297%, (1 mo. USD LIBOR + 2.75%), 7/14/28		1,266	1,255,927
Park River Holdings, Inc., Term Loan, 8.004%, (3 mo. USD LIBOR + 3.25%), 12/28/27		12,778	11,647,505
Patagonia Bidco Limited, Term Loan, 7.435%, (SONIA + 5.25%), 3/5/29	GBP	20,050	21,706,050
PEARLS (Netherlands) Bidco B.V., Term Loan, 5.992%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,348,956
Quimper AB, Term Loan, 5.057%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	27,350	27,856,630
SiteOne Landscape Supply, LLC, Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,792	3,780,968
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28		59,340	47,145,470
SRS Distribution, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 6/2/28		16,419	15,875,984
Term Loan, 8.161%, (SOFR + 3.50%), 6/2/28		5,396	5,210,871
White Cap Buyer, LLC, Term Loan, 8.311%, (SOFR + 3.75%), 10/19/27		21,003	20,880,392
			$ 274,305,527
Transportation Infrastructure — 0.2%
Brown Group Holding, LLC:
Term Loan, 7.047%, (1 mo. USD LIBOR + 2.50%), 6/7/28		10,828	$ 10,791,579
Term Loan, 8.394%, (SOFR + 3.75%), 7/2/29		1,446	1,448,786
			$ 12,240,365
Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 8.58%, (SOFR + 4.00%), 12/17/27	13,560	$ 13,306,075
Digicel International Finance Limited, Term Loan, 7.797%, (1 mo. USD LIBOR + 3.25%), 5/28/24	19,070	16,217,199
		$ 29,523,274
Total Senior Floating-Rate Loans (identified cost $7,974,616,266)		$ 7,484,869,594

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	2,180,552	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(4)(5)(6)	37,742	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(12)	18,312,203	$ 18,312,203
Total Short-Term Investments (identified cost $18,312,203)		$ 18,312,203
Total Investments — 125.1% (identified cost $9,120,227,489)		$ 8,478,692,457
Less Unfunded Loan Commitments — (0.2)%		$ (10,872,621)
Net Investments — 124.9% (identified cost $9,109,354,868)		$ 8,467,819,836
Other Assets, Less Liabilities — (24.9)%		$(1,692,781,429)
Net Assets — 100.0%		$ 6,775,038,407

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $889,790,953 or 13.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(9)	This Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2023, the total value of unfunded loan commitments is $8,948,166.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	334,094,122	EUR	312,407,318	Standard Chartered Bank	2/2/23	$ —	$ (5,539,593)
EUR	20,000,000	USD	21,148,608	Bank of America, N.A.	2/28/23	631,147	—
EUR	7,000,000	USD	7,468,111	Standard Chartered Bank	2/28/23	154,803	—
GBP	6,000,000	USD	7,362,909	Standard Chartered Bank	2/28/23	38,398	—
USD	65,808,216	EUR	60,430,000	Bank of America, N.A.	2/28/23	687	—
USD	52,629,130	EUR	48,344,400	Bank of America, N.A.	2/28/23	—	(17,328)
USD	52,616,034	EUR	48,344,400	Bank of America, N.A.	2/28/23	—	(30,425)
USD	65,762,760	EUR	60,430,000	Bank of America, N.A.	2/28/23	—	(44,768)
USD	19,708,162	EUR	18,114,253	State Street Bank and Trust Company	2/28/23	—	(18,037)
USD	38,167,485	EUR	35,079,561	State Street Bank and Trust Company	2/28/23	—	(33,727)
USD	44,719,496	EUR	41,100,000	State Street Bank and Trust Company	2/28/23	—	(37,900)
USD	28,784,014	EUR	27,000,000	State Street Bank and Trust Company	2/28/23	—	(618,655)
USD	60,261,950	GBP	48,610,268	HSBC Bank USA, N.A.	2/28/23	298,700	—
USD	192,086	GBP	154,978	JPMorgan Chase Bank, N.A.	2/28/23	912	—

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	339,900,312	EUR	312,407,318	Standard Chartered Bank	3/2/23	$ —	$ (349,783)
EUR	27,000,000	USD	28,843,174	State Street Bank and Trust Company	3/31/23	616,610	—
EUR	17,000,000	USD	18,512,172	State Street Bank and Trust Company	3/31/23	36,581	—
USD	37,450,659	EUR	34,994,026	Bank of America, N.A.	3/31/23	—	(731,431)
USD	37,457,543	EUR	34,994,026	State Street Bank and Trust Company	3/31/23	—	(724,548)
USD	38,711,154	EUR	36,162,311	State Street Bank and Trust Company	3/31/23	—	(745,656)
USD	38,695,159	EUR	36,162,311	State Street Bank and Trust Company	3/31/23	—	(761,651)
USD	79,548,792	EUR	74,487,285	State Street Bank and Trust Company	3/31/23	—	(1,724,515)
USD	81,824,873	EUR	76,629,902	State Street Bank and Trust Company	3/31/23	—	(1,786,251)
USD	29,078,956	EUR	27,072,354	The Toronto-Dominion Bank	3/31/23	—	(459,773)
						$1,777,838	$(13,624,041)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $18,312,203, which represents 0.2% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Fund
Liquidity Fund, Institutional Class(1)	$86,209,963	$717,761,586	$(785,659,346)	$ —	$ —	$18,312,203	$1,160,992	18,312,203
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Senior Debt Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 299,188,083	$ —	$ 299,188,083
Common Stocks	6,939,730	21,345,846	5,628,383	33,913,959
Corporate Bonds	—	617,481,796	—	617,481,796
Exchange-Traded Funds	16,162,560	—	—	16,162,560
Preferred Stocks	—	8,764,262	0	8,764,262
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	7,467,936,971	6,060,002	7,473,996,973
Warrants	—	0	0	0
Short-Term Investments	18,312,203	—	—	18,312,203
Total Investments	$41,414,493	$8,414,716,958	$11,688,385	$8,467,819,836
Forward Foreign Currency Exchange Contracts	$ —	$ 1,777,838	$ —	$ 1,777,838
Total	$41,414,493	$8,416,494,796	$11,688,385	$8,469,597,674
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (13,624,041)	$ —	$ (13,624,041)
Total	$ —	$ (13,624,041)	$ —	$ (13,624,041)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2023 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.